UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05011

Name of Fund:  CMA California Municipal Money Fund of
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments


CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of June 30, 2007 (Unaudited)                                                            (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                        Value
California - 97.1%   $  19,995   ABAG Finance Authority For Non-Profit Corporations, California, M/F Revenue
                                 Bonds (Southport Apartments), VRDN, Series A, 3.77% due 1/15/2036 (e)(k)             $    19,995

                        13,785   ABAG Finance Authority For Non-Profit Corporations, California, Senior
                                 Living Revenue Bonds (Elder Care Alliance of San Rafael, Inc. Project),
                                 VRDN, 3.71% due 11/01/2034 (k)                                                            13,785

                         9,995   ABN AMRO MuniTops Certificates Trust, California, COP, Refunding, VRDN,
                                 Series 2006-14, 3.74% due 5/01/2013 (a)(k)(l)(m)                                           9,995

                         7,435   ABN AMRO MuniTops Certificates Trust, California, COP, VRDN, Series 2006-25,
                                 3.74% due 6/15/2014 (i)(k)(l)(m)                                                           7,435

                         6,495   ABN AMRO MuniTops Certificates Trust, California, GO, Refunding, VRDN,
                                 Series 2003-1, 3.74% due 2/01/2010 (a)(k)(m)                                               6,495

                        10,045   ABN AMRO MuniTops Certificates Trust, California, GO, VRDN, Series 2003-9,
                                 3.73% due 9/01/2011 (i)(k)(m)                                                             10,045

                        16,000   ABN AMRO MuniTops Certificates Trust, California, Revenue Bonds, VRDN,
                                 Series 2005-50, 3.74% due 12/01/2012 (a)(k)(l)(m)                                         16,000

                         9,495   ABN AMRO MuniTops Certificates Trust, California, Revenue Refunding Bonds, VRDN,
                                 Series 2006-11, 3.74% due 11/01/2013 (i)(k)(l)(m)                                          9,495

                        14,995   ABN AMRO MuniTops Certificates Trust, California State, GO, VRDN, Series 2005-26,
                                 3.81% due 6/01/2013 (j)(k)(m)                                                             14,995

                         7,000   ABN AMRO MuniTops Certificates Trust, Los Angeles, California, Unified School
                                 District, GO, VRDN, Series 2005-36, 3.81% due 7/01/2013 (a)(k)(m)                          7,000

                        12,695   Alameda Corridor Transportation Authority, California, Revenue Bonds, FLOATS,
                                 VRDN, Series 15Z, 3.77% due 10/01/2034 (a)(i)(k)(m)                                       12,695

                         5,550   Alhambra, California, Unified School District, GO, ROCS, VRDN, Series II-R-2192,
                                 3.74% due 8/01/2022 (c)(k)(m)                                                              5,550



Portfolio Abbreviations

To simplify the listings of CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


ACES       Adjustable Convertible Extendible Securities
AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Exempt Receipts Liquidity Optional Tenders
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax-Exempt Receipts
S/F        Single-Family
ROCS       Reset Option Certificates
TOCS       Tender Option Certificates
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of June 30, 2007 (Unaudited) (concluded)                                                (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                        Value
California           $   2,000   Arcadia, California, Unified School District, GO, PUTTERS, VRDN, Series 1716,
(concluded)                      3.78% due 2/01/2015 (f)(k)(m)                                                        $     2,000

                        15,000   Auburn, California, Union School District, COP, Refunding, VRDN, 3.80% due
                                 12/01/2032 (f)(k)                                                                         15,000

                        11,510   BB&T Municipal Trust, Anaheim, California, Public Financing Authority, Revenue
                                 Refunding Bonds, FLOATS, VRDN, Series 2011, 3.75% due 9/01/2026 (c)(k)(m)                 11,510

                        14,070   Bakersfield, California, Hospital Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 788, 3.79% due 3/01/2019 (i)(k)(m)                                                 14,070

                        13,990   Bank of America AUSTIN Trust, University of California, Revenue Refunding Bonds,
                                 VRDN, Series 2007-117, 3.74% due 5/15/2031 (f)(k)(m)                                      13,990

                        15,200   Bank of America AUSTIN Trust, University of California, Revenue Refunding Bonds,
                                 VRDN, Series 2007-119, 3.74% due 5/15/2028 (f)(k)(m)                                      15,200

                        10,210   California Educational Facilities Authority Revenue Bonds (Life Chiropractic College),
                                 VRDN, 3.72% due 1/01/2025 (k)                                                             10,210

                         5,640   California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series B, 3.78%
                                 due 8/01/2033 (f)(k)                                                                       5,640

                        22,520   California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series B, 3.70%
                                 due 8/01/2035 (k)                                                                         22,520

                        20,755   California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series C, 3.80%
                                 due 2/01/2037 (k)                                                                         20,755

                        13,885   California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series C, 3.80%
                                 due 8/01/2037 (k)                                                                         13,885

                         5,000   California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series F, 3.76%
                                 due 2/01/2041 (k)                                                                          5,000

                         7,215   California HFA, M/F Housing Revenue Refunding Bonds III, VRDN, AMT, Series A, 3.78%
                                 due 2/01/2032 (k)                                                                          7,215

                        21,700   California HFA, M/F Housing Revenue Refunding Bonds III, VRDN, AMT, Series G, 3.76%
                                 due 8/01/2036 (k)                                                                         21,700

                         7,781   California Health Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 591, 3.79% due 3/01/2014 (i)(k)(m)                                                  7,781

                        22,170   California Health Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 592, 3.79% due 3/01/2021 (i)(k)(m)                                                 22,170

                        10,000   California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                 VRDN, Series C, 3.75% due 6/01/2041 (k)                                                   10,000

                         1,500   California Health Facilities Financing Authority, Revenue Refunding Bonds, ROCS,
                                 VRDN, Series II-R-603CE, 3.74% due 11/15/2034 (k)(m)                                       1,500

                         3,375   California Infrastructure and Economic Development Bank, Revenue Refunding Bonds
                                 (Guided Discoveries Inc. Project), VRDN, 3.74% due 6/01/2032 (k)                           3,375

                         7,200   California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and
                                 Electric), VRDN, AMT, Series B, 3.91% due 11/01/2026 (k)                                   7,200

                        33,430   California School Cash Reserve Program Authority, COP, TRAN, Series A, 4.50%
                                 due 7/06/2007                                                                             33,436

                        27,100   California School Cash Reserve Program Authority, COP, TRAN, Series A, 4.25%
                                 due 7/01/2008                                                                             27,262

                        14,700   California State, CP, 3.73% due 7/09/2007                                                 14,700

                        26,600   California State, CP, 3.74% due 7/10/2007                                                 26,600

                        37,500   California State Department of Water Resources, CP, 3.75% due 7/10/2007                   37,500

                         7,195   California State Department of Water Resources, Power Supply Revenue Bonds,
                                 PUTTERS, VRDN, Series 459, 3.75% due 5/01/2011 (i)(k)(m)                                   7,195

                         5,000   California State Department of Water Resources, Power Supply Revenue Bonds, VRDN,
                                 Series B-2, 3.72% due 5/01/2022 (k)                                                        5,000

                        64,000   California State Department of Water Resources, Power Supply Revenue Bonds, VRDN,
                                 Series C-1, 3.69% due 5/01/2022 (k)                                                       64,000

                         2,100   California State Department of Water Resources, Power Supply Revenue Bonds, VRDN,
                                 Series C-4, 3.63% due 5/01/2022 (k)                                                        2,100

                        16,900   California State Department of Water Resources, Power Supply Revenue Refunding Bonds,
                                 VRDN, Sub-Series G-4, 3.63% due 5/01/2016 (f)(k)                                          16,900

                        14,975   California State Department of Water Resources, Power Supply Revenue Refunding Bonds,
                                 VRDN, Sub-Series G-14, 3.63% due 5/01/2018 (c)(k)                                         14,975

                        44,400   California State Department of Water Resources Revenue Bonds (Central Valley Project),
                                 FLOATS, VRDN, Series 27G, 3.75% due 3/01/2009 (k)(m)                                      44,400

                        26,800   California State, Economic Recovery, GO, FLOATS, VRDN, Series L27, 3.74%
                                 due 7/01/2017 (k)(m)                                                                      26,800

                         9,300   California State, Economic Recovery Revenue Bonds, VRDN, Series C-3, 3.67%
                                 due 7/01/2023 (k)                                                                          9,300

                         4,200   California State, Economic Recovery Revenue Bonds, VRDN, Series C-8, 3.70%
                                 due 7/01/2023 (k)                                                                          4,200

                        24,380   California State, Economic Recovery Revenue Bonds, VRDN, Series C-20, 3.63%
                                 due 7/01/2023 (d)(k)                                                                      24,380

                         8,920   California State, GO, MERLOTS, VRDN, Series B-45, 3.77% due 10/01/2029 (k)(m)              8,920

                         2,850   California State, GO, MSTR, VRDN, Series SGA-7, 3.75% due 9/01/2018 (f)(k)(m)              2,850

                         2,510   California State, GO, MSTR, VRDN, Series SGA-39, 3.75% due 6/01/2014 (i)(k)(m)             2,510

                         2,405   California State, GO, MSTR, VRDN, Series SGA-40, 3.75% due 6/01/2013 (c)(k)(m)             2,405

                         2,460   California State, GO, MSTR, VRDN, Series SGA-72, 3.75% due 6/01/2017 (c)(k)(m)             2,460

                         5,000   California State, GO, ROCS, VRDN, Series II-R-623, 3.74% due 4/01/2031 (a)(k)(m)           5,000

                         4,560   California State, GO, Refunding, FLOATS, VRDN, Series 1320, 3.79%
                                 due 2/01/2033 (k)(m)                                                                       4,560

                        14,152   California State, GO, Refunding, FLOATS, VRDN, Series 1599, 3.75%
                                 due 3/01/2035 (i)(k)(m)                                                                   14,152

                         8,930   California State, GO, Refunding, MERLOTS, VRDN, Series A-17, 3.77%
                                 due 2/01/2018 (a)(k)(m)                                                                    8,930

                        10,250   California State, GO, Refunding, MSTR, VRDN, Series SGA-119, 3.78%
                                 due 9/01/2028 (c)(k)(m)                                                                   10,250

                        24,170   California State, GO, Refunding, MSTR, VRDN, Series SGA-135, 3.78%
                                 due 12/01/2030 (a)(k)(m)                                                                  24,170

                        17,000   California State, GO, Refunding, MSTR, VRDN, Series SGA-136, 3.78%
                                 due 12/01/2030 (d)(k)(m)                                                                  17,000

                         5,195   California State, GO, Refunding, PUTTERS, VRDN, Series 806, 3.75%
                                 due 3/01/2013 (i)(k)(m)                                                                    5,195

                         3,705   California State, GO, Refunding, PUTTERS, VRDN, Series 1255, 3.75%
                                 due 12/01/2012 (a)(k)(m)                                                                   3,705

                         3,975   California State, GO, Refunding, PUTTERS, VRDN, Series 1680, 3.75%
                                 due 9/01/2014 (a)(k)(m)                                                                    3,975

                         2,460   California State, GO, Refunding, ROCS, VRDN, Series II-R-622PB, 3.76%
                                 due 3/01/2034 (a)(k)(m)                                                                    2,460

                        21,500   California State, GO, Refunding, ROCS, VRDN, Series II-R-765CE, 3.74%
                                 due 10/01/2036 (k)(m)                                                                     21,500

                        15,000   California State, GO, Refunding, VRDN, Series B, Sub-Series B-4, 3.68%
                                 due 5/01/2040 (k)                                                                         15,000

                        38,200   California State, GO, VRDN, Series B-3, 3.63% due 5/01/2033 (k)                           38,200

                         4,850   California State Public Works Board, Lease Revenue Bonds, PUTTERS, VRDN,
                                 Series 609, 3.75% due 11/01/2012 (c)(k)(m)                                                 4,850

                         2,995   California State University, Revenue Refunding Bonds, PUTTERS, VRDN, Series 1435,
                                 3.75% due 11/01/2013 (i)(k)(m)                                                             2,995

                        32,551   California Statewide Communities Development Authority, COP, Refunding, FLOATS,
                                 VRDN, Series 909, 3.75% due 8/15/2023 (i)(k)(m)                                           32,551

                        20,000   California Statewide Communities Development Authority, CP, 3.53% due 7/11/2007           20,000

                        24,400   California Statewide Communities Development Authority, CP, 3.67% due 9/12/2007           24,400

                        21,500   California Statewide Communities Development Authority, M/F Housing Revenue Bonds
                                 (Canyon Creek Apartments), VRDN, AMT, Series C, 3.77% due 6/15/2025 (e)(k)                21,500

                        17,150   California Statewide Communities Development Authority, M/F Housing Revenue Bonds
                                 (Crossings Senior Apartments), VRDN, AMT, Series I, 3.78% due 7/15/2040 (k)               17,150

                        45,000   California Statewide Communities Development Authority, M/F Housing Revenue Bonds,
                                 FLOATS, VRDN, AMT, Series 29G, 3.81% due 5/01/2039 (k)(m)                                 45,000

                         7,350   California Statewide Communities Development Authority, M/F Housing Revenue Bonds
                                 (Greentree Senior Apartments Project), VRDN, AMT, Series P, 3.78% due 11/15/2030 (e)(k)    7,350

                         6,420   California Statewide Communities Development Authority, M/F Housing Revenue Bonds
                                 (Hallmark Housing Apartments), VRDN, AMT, Series ZZ, 3.77% due 12/15/2036 (e)(k)           6,420

                         6,700   California Statewide Communities Development Authority, M/F Housing Revenue Bonds
                                 (Hermosa Vista Apartments), VRDN, AMT, Series XX, 3.77% due 5/15/2036 (e)(k)               6,700

                         4,200   California Statewide Communities Development Authority, M/F Housing Revenue Bonds
                                 (Kimberly Woods), VRDN, AMT, Series B, 3.77% due 6/15/2025 (e)(k)                          4,200

                        13,205   California Statewide Communities Development Authority, M/F Housing Revenue Bonds
                                 (Knolls at Green Valley), VRDN, AMT, Series FF, 3.77% due 7/15/2036 (e)(k)                13,205

                        13,500   California Statewide Communities Development Authority, M/F Housing Revenue Bonds
                                 (Las Flores Village Apartments), VRDN, AMT, Series JJ, 3.80% due 6/15/2038 (k)            13,500

                        10,100   California Statewide Communities Development Authority, M/F Housing Revenue Bonds
                                 (Oakmont Chino Hills), VRDN, AMT, Series P, 3.77% due 6/01/2036 (e)(k)                    10,100

                        27,420   California Statewide Communities Development Authority, M/F Housing Revenue Bonds,
                                 PUTTERS, VRDN, AMT, Series 1358, 3.78% due 7/01/2011 (k)(m)                               27,420

                         5,335   California Statewide Communities Development Authority, M/F Housing Revenue Bonds
                                 (Second Street Senior Apartments), VRDN, AMT, Series TT, 3.77% due 12/15/2036 (e)(k)       5,335

                        18,500   California Statewide Communities Development Authority, M/F Housing Revenue Bonds
                                 (Vineyard Creek LP), VRDN, AMT, Series W, 3.77% due 12/01/2036 (e)(k)                     18,500

                        11,200   California Statewide Communities Development Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 31G, 3.75% due 8/15/2047 (k)(m)                                                    11,200

                         4,275   California Statewide Communities Development Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 1763, 3.75% due 11/15/2038 (a)(k)(m)                                                4,275

                        20,700   California Statewide Communities Development Authority Revenue Bonds, VRDN, Series J,
                                 3.75% due 4/01/2036 (k)                                                                   20,700

                        28,800   California Statewide Communities Development Authority Revenue Bonds, VRDN, Series L,
                                 3.75% due 4/01/2038 (k)                                                                   28,800

                        31,550   California Statewide Communities Development Authority Revenue Bonds, VRDN, Series M,
                                 3.75% due 4/01/2038 (k)                                                                   31,550

                         3,500   California Statewide Communities Development Authority, Revenue Refunding Bonds
                                 (Presbyterian Homes), VRDN, Series B, 3.68% due 11/15/2036 (k)                             3,500

                         8,000   California Statewide Communities Development Authority, Revenue Refunding Bonds, ROCS,
                                 VRDN, Series II-R-763CE, 3.74% due 4/01/2031 (k)(m)                                        8,000

                        14,215   Carlsbad, California, M/F Housing Revenue Bonds (The Greens Apartments), VRDN, AMT,
                                 Series A, 3.78% due 6/01/2046 (k)                                                         14,215

                         1,540   Chabot-Las Positas, California, Community College District, GO, FLOATS, VRDN,
                                 Series 87-Z, 3.78% due 8/01/2035 (a)(k)(m)                                                 1,540

                        17,050   Clipper Tax-Exempt Certificates Trust, California State Public Works Board Revenue
                                 Bonds, VRDN, Series 2007-17, 3.76% due 7/01/2018 (k)(l)(m)                                17,050

                         7,115   Contra Costa, California, Water District Water Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 850, 3.75% due 10/01/2019 (f)(k)(m)                                                 7,115

                        17,700   Contra Costa County, California, M/F Housing Revenue Bonds (Creekview Apartments),
                                 VRDN, AMT, Series B, 3.77% due 7/01/2036 (g)(k)                                           17,700

                        20,000   Contra Costa County, California, M/F Housing Revenue Bonds (Pleasant Hill Bart Transit
                                 Station Project), VRDN, AMT, Series A, 3.95% due 12/05/2007 (k)                           20,011

                        15,000   Eagle Tax-Exempt Trust, California State University, Revenue Refunding Bonds, VRDN,
                                 Series 2005-0082, Class A, 3.73% due 11/01/2035 (i)(k)(m)                                 15,000

                        13,000   Eagle Tax-Exempt Trust, Los Angeles, California, Department of Water and Power Revenue
                                 Bonds, VRDN, Series 2006-0010 Class A, 3.75% due 7/01/2035 (f)(k)(m)                      13,000

                        28,500   Eagle Tax-Exempt Trust, Los Angeles, California, Department of Water and Power,
                                 Waterworks Revenue Bonds, VRDN, Series 2006-0036 Class A, 3.74% due 7/01/2030 (a)(k)(m)   28,500

                         4,800   Eagle Tax-Exempt Trust, Los Angeles, California, Unified School District, GO, VRDN,
                                 Series 2003-0043, Class A, 3.75% due 1/01/2028 (i)(k)(m)                                   4,800

                         6,430   Eagle Tax-Exempt Trust, Sacramento County, California, Sanitation District Financing
                                 Authority Revenue Bonds, VRDN, Series 2006-0023 Class A, 3.75% due 12/01/2035 (a)(k)(m)    6,430

                         9,900   Eagle Tax-Exempt Trust, San Diego, California, Community College District, GO, VRDN,
                                 Series 2006-0042 Class A, 3.74% due 5/01/2030 (f)(k)(m)                                    9,900

                         5,500   Eagle Tax-Exempt Trust, San Diego, California, Unified School District, GO, VRDN,
                                 Series 2006-0041 Class A, 3.75% due 7/01/2029 (f)(k)(m)                                    5,500

                         2,445   Eagle Tax-Exempt Trust, University of California, Revenue Refunding Bonds, VRDN,
                                 Series 2005-0006, Class A, 3.75% due 5/15/2033 (a)(k)(m)                                   2,445

                         4,720   East Bay, California, Municipal Utility District, Wastewater System Revenue Bonds,
                                 ROCS, VRDN, Series 2007-0072, 3.73% due 6/01/2037 (a)(k)(m)                                4,720

                        19,825   Eclipse Funding Trust, Solar Eclipse Certificates, California, GO, Refunding, VRDN,
                                 Series 2005-0004, 3.74% due 6/01/2024 (i)(k)(m)                                           19,825

                        12,605   Eclipse Funding Trust, Solar Eclipse Certificates, California, Tax Allocation
                                 Refunding Bonds, VRDN, Series 2006-0044, 3.73% due 2/01/2015 (a)(k)(m)                    12,605

                         7,000   Eclipse Funding Trust, Solar Eclipse Certificates, Sonoma County, California, Junior
                                 College District, GO, Refunding, VRDN, Series 2006-0014, 3.58% due 8/01/2029 (f)(k)(m)     7,000

                         1,980   Fontana, California, Public Financing Authority, Tax Allocation Revenue Refunding
                                 Bonds, PUTTERS, VRDN, Series 707, 3.75% due 4/01/2013 (a)(k)(m)                            1,980

                         8,920   Fresno, California, Airport Revenue Bonds, MERLOTS, VRDN, AMT, Series B2,
                                 3.82% due 7/01/2030 (f)(k)(m)                                                              8,920

                         4,685   Fresno, California, Water System Revenue Refunding Bonds, MSTR, VRDN, Series SGA 76,
                                 3.75% due 6/01/2024 (c)(k)(m)                                                              4,685

                         6,715   GS Pool Trust, California, FLOATS, VRDN, AMT, Series 34TP, 3.83% due 5/01/2047 (k)(m)      6,715

                        21,755   GS Pool Trust, Los Angeles, California, Harbor Department Revenue Refunding Bonds,
                                 FLOATS, VRDN, AMT, Series 69, 3.82% due 8/01/2026 (c)(k)(m)                               21,755

                        11,431   Glendale, California, Hospital Revenue Refunding Bonds, FLOATS, VRDN, Series 590,
                                 3.79% due 3/01/2014 (i)(k)(m)                                                             11,431

                        11,570   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Refunding Bonds, FLOATS, VRDN, Series 1421, 3.75% due 6/01/2045 (a)(k)(m)         11,570

                         1,124   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Refunding Bonds, TOCS, VRDN, Series Z-4, 3.79% due 12/13/2023 (a)(k)(m)            1,124

                         2,650   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Refunding Bonds, TOCS, VRDN, Series Z-5, 3.79% due 5/06/2022 (f)(k)(m)             2,650

                        12,575   Lehman Municipal Trust Receipts, California State, GO, Refunding, FLOATS, VRDN,
                                 Series 06-K83, 3.71% due 10/01/2027 (a)(k)(m)                                             12,575

                        33,740   Lehman Municipal Trust Receipts, Los Angeles, California, Wastewater System Revenue
                                 Refunding Bonds, FLOATS, VRDN, Series 06-K80, 3.71% due 6/01/2035 (i)(k)(m)               33,740

                        25,810   Lehman Municipal Trust Receipts, University of California, Revenue Refunding Bonds,
                                 FLOATS, VRDN, Series 07-K3, 3.71% due 5/15/2035 (f)(k)(m)                                 25,810

                        19,430   Loma Linda, California, M/F Housing Revenue Refunding Bonds (Loma Linda Springs),
                                 VRDN, AMT, 3.78% due 12/15/2031 (e)(k)                                                    19,430

                         1,780   Long Beach, California, Harbor Revenue Bonds, PUTTERS, VRDN, AMT, Series 730,
                                 3.78% due 11/15/2012 (i)(k)(m)                                                             1,780

                        20,960   Long Beach, California, Health Facilities Revenue Refunding Bonds (Memorial Health
                                 Services), VRDN, 3.69% due 10/01/2016 (k)                                                 20,960

                        99,400   Los Angeles, California, Community Redevelopment Agency, M/F Housing Revenue Bonds
                                 (Hollywood and Vine Apartments Project), VRDN, AMT, Series A, 3.77%
                                 due 4/15/2042 (e)(k)                                                                      99,400

                        40,000   Los Angeles, California, Community Redevelopment Agency, M/F Housing Revenue Bonds
                                 (Wilshire Station Apartments Project), VRDN, AMT, Series A, 3.75% due 10/15/2038 (k)      40,000

                         6,785   Los Angeles, California, Department of Water and Power, Revenue Refunding Bonds,
                                 ROCS, VRDN, Series II-R-4510, 3.74% due 7/01/2021 (i)(k)(m)                                6,785

                        32,000   Los Angeles, California, GO, TRAN, 4.25% due 6/30/2008                                    32,179

                        18,324   Los Angeles, California, S/F Home Mortgage Revenue Bonds, VRDN, AMT, 4.52%
                                 due 10/01/2040 (k)                                                                        18,324

                        16,182   Los Angeles, California, Unified School District, GO, FLOATS, VRDN, Series 924,
                                 3.75% due 7/01/2023 (f)(k)(m)                                                             16,182

                         2,290   Los Angeles, California, Unified School District, GO, FLOATS, VRDN, Series 9TP,
                                 3.75% due 7/01/2031 (a)(k)(m)                                                              2,290

                        17,320   Los Angeles, California, Unified School District, GO, FLOATS, VRDN, Series 1627,
                                 3.75% due 7/01/2023 (a)(k)(m)                                                             17,320

                        10,585   Los Angeles, California, Unified School District, GO, ROCS, VRDN, Series II-R-2219,
                                 3.74% due 7/01/2023 (a)(k)(m)                                                             10,585

                         5,355   Madera, California, Irrigation Financing Authority, Water Revenue Bonds, VRDN,
                                 Series A, 3.71% due 1/01/2036 (d)(k)                                                       5,355

                         3,800   Manteca, California, Redevelopment Agency, Subordinate Tax Allocation Refunding Bonds
                                 (Amended Merged Project Area), VRDN, 3.71% due 10/01/2042 (d)(k)                           3,800

                         8,240   Maywood, California, Public Financing Authority, Revenue Refunding Bonds, VRDN,
                                 Series A, 3.72% due 10/01/2034 (k)                                                         8,240

                         8,500   Menlo Park, California, Community Development Agency, Tax Allocation Refunding Bonds
                                 (Las Pulgas Community Development Project), VRDN, 3.71% due 1/01/2031 (a)(k)               8,500

                        60,885   Metropolitan Water District of Southern California, Waterworks Revenue Refunding
                                 Bonds, VRDN, Series C, 3.68% due 10/01/2029 (k)                                           60,885

                        20,000   Milpitas, California, M/F Housing Revenue Bonds (Crossing at Montague), VRDN, AMT,
                                 Series A, 3.77% due 8/15/2033 (e)(k)                                                      20,000

                         7,435   Monrovia, California, Unified School District, GO, MSTR, VRDN, Series SGA 70,
                                 3.75% due 8/01/2022 (i)(k)(m)                                                              7,435

                        13,360   Municipal Securities Trust Certificates, California, GO, Refunding, VRDN,
                                 Series 2006-3005, Class A, 3.79% due 6/04/2014 (a)(k)(l)(m)                               13,360

                        11,660   Municipal Securities Trust Certificates, California, GO, Refunding, VRDN,
                                 Series 3002, Class A, 3.79% due 3/14/2024 (i)(k)(m)                                       11,660

                        24,550   Municipal Securities Trust Certificates, California, GO, VRDN, Series 2000-97,
                                 Class A, 3.73% due 9/01/2016 (c)(k)(m)                                                    24,550

                        20,860   Municipal Securities Trust Certificates, California, GO, VRDN, Series 2001-118,
                                 Class A, 3.78% due 3/03/2009 (c)(k)(m)                                                    20,860

                         9,310   Municipal Securities Trust Certificates, California, GO, VRDN, Series 2005-241,
                                 Class A, 3.79% due 6/03/2022 (i)(k)(l)(m)                                                  9,310

                         8,405   Municipal Securities Trust Certificates, California, GO, VRDN, Series 2006-249,
                                 Class A, 3.79% due 1/25/2016 (c)(k)(m)                                                     8,405

                         5,900   Municipal Securities Trust Certificates, California, GO, VRDN, Series 2006-255,
                                 Class A, 3.79% due 5/10/2023 (i)(k)(l)(m)                                                  5,900

                        20,205   Municipal Securities Trust Certificates, California, GO, VRDN, Series 5007-BBT,
                                 Class A, 3.79% due 10/20/2025 (c)(k)(l)(m)                                                20,205

                         8,125   Municipal Securities Trust Certificates, California, GO, VRDN, Series 5008-BBT,
                                 Class A, 3.79% due 2/27/2027 (f)(k)(l)(m)                                                  8,125

                        11,195   Municipal Securities Trust Certificates, California, GO, VRDN, Series 5009-BBT,
                                 Class A, 3.79% due 3/14/2022 (c)(k)(l)(m)                                                 11,195

                        13,310   Municipal Securities Trust Certificates, California HFA, Home Mortgage Revenue Bonds,
                                 VRDN, AMT, Series 7058, Class A, 3.78% due 10/03/2030 (k)(m)                              13,310

                        12,545   Municipal Securities Trust Certificates, California, Revenue Bonds, VRDN,
                                 Series 2005-239,
                                 Class A, 3.79% due 5/05/2027 (i)(k)(m)                                                    12,545

                        30,635   Municipal Securities Trust Certificates, California, Revenue Refunding Bonds, VRDN,
                                 Series 2006-258, Class A, 3.79% due 1/12/2017 (a)(k)(l)(m)                                30,635

                        11,720   Municipal Securities Trust Certificates, California, Tax Allocation Refunding Bonds,
                                 VRDN, Series 2005-243, Class A, 3.73% due 10/02/2013 (f)(k)(m)                            11,720

                         7,700   Municipal Securities Trust Certificates, El Camino Hospital District, California, GO,
                                 VRDN, Series 3040, Class A, 3.79% due 6/16/2023 (i)(k)(m)                                  7,700

                         5,000   Municipal Securities Trust Certificates, Golden State Tobacco Securitization
                                 Corporation of California, Revenue Refunding Bonds, VRDN, Series 7021, Class A, 3.78%
                                 due 6/01/2038 (c)(k)(l)(m)                                                                 5,000

                        30,100   Municipal Securities Trust Certificates, Golden State Tobacco Securitization
                                 Corporation of California, Revenue Refunding Bonds, VRDN, Series 7045, Class A,
                                 3.79% due 6/01/2047 (k)(l)(m)                                                             30,100

                         5,315   Municipal Securities Trust Certificates, Golden State Tobacco Securitization
                                 Corporation of California, Tobacco Settlement Revenue Bonds, VRDN, Series 3059,
                                 Class A, 3.79% due 5/21/2015 (k)(m)                                                        5,315

                         5,025   Municipal Securities Trust Certificates, Golden State Tobacco Securitization
                                 Corporation of California, Tobacco Settlement Revenue Refunding Bonds, VRDN,
                                 Series 3060, Class A, 3.79% due 8/11/2026 (k)(l)(m)                                        5,025

                        10,035   Municipal Securities Trust Certificates, Kern, California, Community College, GO,
                                 VRDN, Series 3026, Class A, 3.79% due 8/13/2019 (f)(k)(m)                                 10,035

                         7,315   Municipal Securities Trust Certificates, Newport-Mesa Unified School District,
                                 California, GO, VRDN, Series 3049, Class A, 3.79% due 11/13/2025 (i)(k)(m)                 7,315

                         3,535   Municipal Securities Trust Certificates, Norwalk-La Mirada Unified School District,
                                 California, GO, VRDN, Series 3053, Class A, 3.79% due 9/20/2018 (c)(k)(m)                  3,535

                        12,130   Municipal Securities Trust Certificates, Rancho Santiago Community College District,
                                 California, GO, VRDN, Series 3029, Class A, 3.79% due 1/31/2025 (f)(k)(l)(m)              12,130

                        13,320   Napa Valley, California, Unified School District, GO, FLOATS, VRDN, Series 1808,
                                 3.75% due 8/01/2046 (c)(k)(m)                                                             13,320

                        28,200   Northern California Gas Authority Number 1, Gas Project Revenue Bonds, FLOATS, VRDN,
                                 Series 1811, 3.77% due 7/01/2027 (k)(m)                                                   28,200

                        16,000   Northern California Gas Authority Number 1, Gas Project Revenue Bonds, FLOATS, VRDN,
                                 Series 1812, 3.77% due 7/01/2027 (k)(m)                                                   16,000

                         2,425   Oakland, California, Sewer Revenue Bonds, PUTTERS, VRDN, Series 631, 3.75%
                                 due 6/15/2022 (f)(k)(m)                                                                    2,425

                        14,200   Orange County, California, Fire Authority, TRAN, 4% due 6/30/2008                         14,256

                         6,320   Pittsburg, California, Redevelopment Agency, Tax Allocation Refunding Bonds, ROCS,
                                 VRDN, Series II-R-2070, 3.74% due 8/01/2020 (i)(k)(m)                                      6,320

                        13,570   Port of Oakland, California, Port Revenue Bonds, MSTR, VRDN, Series SG 112, 3.77%
                                 due 11/01/2025 (k)(l)(m)                                                                  13,570

                        15,840   Port of Oakland, California, Revenue Refunding Bonds, MERLOTS, VRDN, AMT, Series B-36,
                                 3.82% due 11/01/2021 (c)(k)(m)                                                            15,840

                        10,500   Riverside County, California, COP, ACES, VRDN, Series A, 3.69% due 12/01/2015 (k)         10,500

                         3,300   Riverside County, California, IDA, IDR (Universal Forest Products), VRDN, AMT, 3.74%
                                 due 8/01/2029 (k)                                                                          3,300

                         4,258   Sacramento, California, City Financing Authority, Tax Allocation Revenue Bonds, TOCS,
                                 VRDN, Series Z-3, 3.79% due 12/12/2025 (c)(k)(m)                                           4,258

                        11,500   Sacramento, California, Housing Authority, M/F Housing Revenue Bonds (Greenfair
                                 Apartments), VRDN, AMT, Series G, 3.76% due 12/01/2030 (k)                                11,500

                        15,490   Sacramento, California, Housing Authority, M/F Housing Revenue Bonds (Lofts at
                                 Natomas Apartments), VRDN, AMT, Series F, 3.77% due 4/15/2036 (e)(k)                      15,490

                         2,075   Sacramento, California, Municipal Utility District, Electric Revenue Bonds, PUTTERS,
                                 VRDN, Series 591, 3.75% due 8/15/2011 (i)(k)(m)                                            2,075

                        12,910   Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds,
                                 FLOATS, VRDN, Series 748, 3.75% due 8/15/2028 (f)(k)(m)                                   12,910

                         6,195   Sacramento County, California, COP, ROCS, VRDN, Series II-R-5007, 3.75%
                                 due 12/01/2023 (a)(k)(m)                                                                   6,195

                        28,400   Sacramento County, California, GO, TRAN, 4% due 7/09/2008                                 28,492

                         3,230   Sacramento County, California, Sanitation District Financing Authority Revenue Bonds,
                                 ROCS, VRDN, Series II-R-504, 3.74% due 12/01/2035 (a)(k)(m)                                3,230

                         4,115   Sacramento County, California, Water Financing Authority, Revenue Refunding Bonds,
                                 FLOATS, VRDN, Series 43, 3.75% due 6/01/2026 (a)(k)(m)                                     4,115

                        15,500   San Diego, California, Housing Authority, M/F Housing Revenue Bonds (Studio 15
                                 Housing Partners), VRDN, AMT, Series B, 3.80% due 10/01/2039 (k)                          15,500

                         7,000   San Diego, California, Sewer Revenue Bonds, FLOATS, VRDN, Series SG 14,
                                 3.74% due 5/15/2020 (k)(l)(m)                                                              7,000

                        25,000   San Diego County and School District, GO, TRAN, Series B, 4.50% due 7/27/2007             25,014

                         5,720   San Diego County, California, COP (San Diego Jewish Academy), VRDN,
                                 3.71% due 12/01/2028 (k)                                                                   5,720

                         6,750   San Francisco, California, City and County Redevelopment Agency, M/F Housing Revenue
                                 Refunding Bonds (Fillmore Center), VRDN, AMT, Series B-2, 3.72% due 12/01/2017 (g)(k)      6,750

                         1,815   San Francisco, California, City and County Unified School District, GO, ROCS, VRDN,
                                 Series II-R-6060, 3.74% due 6/15/2021 (f)(k)(m)                                            1,815

                        17,780   San Francisco, California, Community College District, GO, FLOATS, VRDN, Series 1386,
                                 3.75% due 6/15/2031 (f)(k)(m)                                                             17,780

                         5,490   San Joaquin County, California, COP, ROCS, VRDN, Series II-R-2030, 3.74%
                                 due 4/01/2020 (i)(k)(m)                                                                    5,490

                         3,990   San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue
                                 Refunding Bonds, FLOATS, VRDN, Series 1524, 3.77% due 1/15/2034 (i)(k)(m)                  3,990

                         2,620   San Jose, California, Airport Revenue Refunding Bonds, ROCS, VRDN, Series II-R-2004,
                                 3.74% due 3/01/2016 (f)(k)(m)                                                              2,620

                        12,000   San Jose, California, M/F Housing Revenue Bonds (Carlton Homes), VRDN, AMT, Series A,
                                 3.78% due 10/15/2032 (e)(k)                                                               12,000

                        49,500   San Jose, California, M/F Housing Revenue Bonds (Siena Renaissance Square Apartments),
                                 VRDN, 3.77% due 12/01/2029 (g)(k)                                                         49,500

                         2,000   San Jose, California, M/F Housing Revenue Refunding Bonds (Almaden Lake Village
                                 Apartments), VRDN, AMT, Series A, 3.86% due 3/01/2032 (e)(k)                               2,000

                        16,790   San Jose, California, Redevelopment Agency, Tax Allocation Refunding Bonds, PUTTERS,
                                 VRDN, Series 1601, 3.75% due 2/01/2015 (i)(k)(m)                                          16,790

                         2,005   San Mateo County, California, Community College District, GO, FLOATS, VRDN,
                                 Series 5Z, 3.76% due 9/01/2037 (i)(k)(m)                                                   2,005

                         2,760   San Mateo County, California, Community College District, GO, FLOATS, VRDN,
                                 Series 96Z, 3.76% due 9/01/2037 (i)(k)(m)                                                  2,760

                         7,340   San Mateo County, California, Community College District, GO, FLOATS, VRDN,
                                 Series 1594, 3.75% due 9/01/2038 (k)(m)                                                    7,340

                        11,176   San Mateo County, California, Community College District, GO, FLOATS, VRDN,
                                 Series 1595, 3.75% due 9/01/2038 (k)(m)                                                   11,176


                         1,650   San Mateo County, California, Community College District, GO, ROCS, VRDN,
                                 Series II-R-647WFZ, 3.74% due 9/01/2021 (i)(k)(m)                                          1,650

                         9,935   Santa Clara, California, Electric Revenue Refunding Bonds, MSTR, VRDN, Series SGA-75,
                                 3.75% due 7/01/2027 (a)(k)(m)                                                              9,935

                         7,200   Santa Cruz County, California, Board of Education, GO, TRAN, 4.25% due 6/30/2008           7,238

                         9,000   Santa Rosa, California, M/F Housing Revenue Bonds (Crossings at Santa Rosa), VRDN,
                                 AMT, Series A, 3.78% due 4/01/2046 (k)                                                     9,000

                        12,500   Simi Valley, California, M/F Housing Revenue Bonds (Parker Ranch Project), VRDN,
                                 AMT, Series A, 3.77% due 7/15/2036 (e)(k)                                                 12,500

                        12,000   Simi Valley, California, M/F Housing Revenue Bonds (Shadowridge Apartments), VRDN,
                                 3.77% due 9/01/2019 (g)(k)                                                                12,000

                        10,385   University of California Revenue Bonds, FLOATS, VRDN, Series 1465, 3.75%
                                 due 5/15/2030 (f)(k)(m)                                                                   10,385

                        22,755   University of California Revenue Bonds, PUTTERS, VRDN, Series 1231, 3.75%
                                 due 5/15/2012 (i)(k)(m)                                                                   22,755

                         2,615   University of California Revenue Bonds, ROCS, VRDN, Series II-R-3007, 3.74%
                                 due 9/01/2020 (f)(k)(m)                                                                    2,615

                        22,000   Victorville, California, Joint Powers Financing Authority, Lease Revenue Refunding
                                 Bonds (Cogeneration Facility Project), VRDN, Series A, 3.72% due 5/01/2040 (k)            22,000

                        14,500   Whittier, California, Revenue Refunding Bonds (Whittier College), VRDN,
                                 3.69% due 12/01/2033 (h)(k)                                                               14,500


Puerto Rico - 5.1%      13,470   Bank of America MACON Trust, Puerto Rico Commonwealth Highway and
                                 Transportation Authority, Transportation Revenue Refunding Bonds, VRDN,
                                 Series 2007-325, 3.75% due 7/01/2036 (b)(k)(m)                                            13,470

                         8,440   Municipal Securities Trust Certificates, Puerto Rico Commonwealth Highway and
                                 Transportation Authority, Revenue Refunding Bonds, VRDN, Series 5032, Class A,
                                 3.74% due 8/20/2030 (b)(k)(l)(m)                                                           8,440

                         5,200   Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN,
                                 Series 2000-107, Class A, 3.73% due 5/19/2009 (f)(k)(m)                                    5,200

                        15,000   Puerto Rico Commonwealth, Aqueduct and Sewer Authority Revenue Bonds, ROCS, VRDN,
                                 Series II-R-10001CE, 3.79% due 12/27/2008 (k)(m)                                          15,000

                        15,390   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Bonds, FLOATS, VRDN, Series 36, 3.78% due 7/01/2039 (k)(m)                        15,390

                        10,500   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Bonds, ROCS, VRDN, Series II-R-789CE, 3.76% due 8/30/2009 (k)(m)                  10,500

                         4,995   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                 Revenue Refunding Bonds, FLOATS, VRDN, Series 21Z, 3.75% due 7/01/2045 (a)(c)(k)(m)        4,995

                        15,000   Puerto Rico Commonwealth, TRAN, Refunding, 4.50% due 7/30/2007                            15,013

                        19,400   Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN, Series SGA-43,
                                 3.74% due 7/01/2022 (i)(k)(m)                                                             19,400

                         2,700   Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, ROCS, VRDN,
                                 Series II-R-110046CE, 3.76% due 7/01/2031 (k)(m)                                           2,700

                        18,100   Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, ROCS, VRDN,
                                 Series II-R-11042CE, 3.76% due 7/01/2031 (k)(m)                                           18,100

                         9,500   Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, VRDN, Series UU,
                                 3.80% due 7/01/2029 (f)(k)                                                                 9,500

                        12,200   UBS Municipal CRVS Trust, Puerto Rico Commonwealth Highway and Transportation
                                 Authority, Transportation Revenue Refunding Bonds, FLOATS, VRDN, Series 2007-9,
                                 3.75% due 9/01/2030 (b)(k)(m)                                                             12,200

                                 Total Investments (Cost - 3,024,825*) - 102.2%                                         3,024,825
                                 Liabilities in Excess of Other Assets - (2.2%)                                          (64,571)
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $ 2,960,254
                                                                                                                      ===========


  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) Assured Guaranty Insured.

(c) FGIC Insured.

(d) XL Capital Insured.

(e) FNMA Collateralized.

(f) FSA Insured.

(g) FHLMC Collateralized.

(h) Radian Insured.

(i) MBIA Insured.

(j) CIFG Insured.

(k) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(l) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(m) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.



Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA California Municipal Money Fund of
CMA Multi-State Municipal Series Trust

By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA California Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA California Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer of
       CMA California Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007